Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions
Schedule of net income (expense) from related parties

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2023	2022	2023	2022
Statements of operations:
Time charter and bareboat revenues:
Time charter income from KNOT (1)	$7,607	$2,717	$13,923	$5,417
Operating expenses:
Vessel operating expenses (2)	4,960	5,053	7,753	8,153
Voyage expenses and commissions (3)	6	—	70	—
Technical and operational management fee from KNOT to Vessels (4)	2,864	2,230	5,407	4,460
Operating expenses from other related parties (5)	196	180	462	367
General and administrative expenses:
Administration fee from KNOT Management (6)	303	360	605	719
Administration fee from KOAS (6)	147	173	298	368
Administration fee from KOAS UK (6)	20	19	41	38
Administration and management fee from KNOT (7)	15	15	34	30
Total income (expenses)	$(904)	$(5,313)	$(747)	$(8,718)

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2023	2022
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (8)	$102	$156
Drydocking supervision fee from KOAS (8)	(69)	96
Equipment purchased from Knutsen Ballast Water AS (9)	133	1,148
Total	$166	$1,400
(1)	Time charter income from KNOT: The Bodil Knutsen has operated under a time charter contract with Knutsen Shuttle Tankers Pool AS since the second quarter of 2021. The Hilda Knutsen commenced a time charter contract with Knutsen Shuttle Tankers Pool AS in the third quarter of 2022. The Torill Knutsen commenced a time charter contract with Knutsen Shuttle Tankers Pool AS in the first quarter of 2023.
(2)	Vessel operating expenses: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing and crew training services.
(3)	Voyage expenses and commissions: The Ingrid Knutsen and the Torill Knutsen have completed several spot voyages where Knutsen Shuttle Tankers Pool AS has earned a 1.25% commission on the voyage revenues.
(4)	Technical and operational management fee, from KNOT Management or KNOT Management Denmark to Vessels: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational service. In addition, there is also a charge for 24-hour emergency response services provided by KNOT Management for all vessels managed by KNOT Management.
(5)	Operating expenses from other related parties: Simsea Real Operations AS, a company jointly owned by the Partnership’s Chairman of the Board, Trygve Seglem, and by other third-party shipping companies in Haugesund, provides simulation, operational training assessment and other certified maritime courses for seafarers. The cost is course fees for seafarers. Knutsen OAS Crewing AS, a subsidiary of TSSI, provides administrative services related to Eastern European crew on vessels operating on time charter contracts. The cost is a fixed fee per month per such crew member onboard a vessel. Level Power & Automation AS, a company that provides the Partnership’s vessels with equipment and inspection services, is owned by Level Group AS, where Trygve Seglem, his family and members of TSSI management have significant influence.
(6)	Administration fee from KNOT Management, Knutsen OAS Shipping AS (“KOAS”) and Knutsen OAS (UK) Ltd. (“KOAS UK”): Administration costs include compensation and benefits of KNOT Management’s management and administrative staff on a time-spent basis as well as other general and administration expenses. Some services are also provided by KOAS and KOAS UK. Net costs are total administration cost plus a 5% margin. As such, the level of administration costs charged to the Partnership can vary from year to year based on the administration and financing services provided each year. KNOT Management also charges each subsidiary a fixed annual fee for the preparation of statutory financial statements.
(7)	Administration and management fee from KNOT Management and KNOT Management Denmark: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters is subject to a management and administration agreement with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.
(8)	Drydocking supervision fee from KNOT Management, KNOT Management Denmark and KOAS : KNOT Management, KNOT Management Denmark and KOAS provide supervision and hire out service personnel during drydocking of the vessels. The fee is calculated as a daily fixed fee.
(9)	Equipment purchased from Knutsen Ballast Water AS: As part of the scheduled drydocking of the Carmen Knutsen that commenced in the fourth quarter of 2022 until the first quarter of 2023, a ballast water treatment system was installed on the vessel. As of June 30, 2023, parts of the system had been purchased from Knutsen Ballast Water AS, a subsidiary of TSSI, for $0.13 million. During the scheduled drydocking of the Windsor Knutsen in 2022, a ballast water treatment system was installed on the vessel. As of December 31, 2022, parts of the systems installed on the Windsor Knutsen and the Carmen Knutsen had been purchased from Knutsen Ballast Water AS for $1.15 million.

Schedule of amounts due from and due to related parties

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2023	2022
Balance Sheet:
Trading balances due from KOAS	$101	$118
Trading balances due from KNOT and affiliates	2,327	1,880
Amount due from related parties	$2,428	$1,998
Trading balances due to KOAS	$892	$1,398
Trading balances due to KNOT and affiliates	868	319
Amount due to related parties	$1,760	$1,717

Schedule of trade accounts payable to related parties

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2023	2022
Balance Sheet:
Trading balances due to KOAS	$769	$824
Trading balances due to KNOT and affiliates	1,259	998
Trade accounts payables to related parties	$2,028	$1,822

Schedule of trading balances from KNOT and affiliates are included in other current assets

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2023	2022
Balance Sheet:
Trade receivables due from KNOT and affiliates (refer to Note 18 (b))	$—	$1,405
Other trading balances due from KOAS	396	645
Other trading balances due from KNOT and affiliates	—	353
Other current assets from related parties	$396	$2,403